Accounts Receivable and Loans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Account	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	21,000	24,000	52,000
Aggregated Outstanding Balance Upon Payment Default	$ 197	$ 219	$ 388
Card Member Loans [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	18,000	23,000	46,000
Aggregated Outstanding Balance Upon Payment Default	159	182	343
Card Member Receivables [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	3,000	1,000	6,000
Aggregated Outstanding Balance Upon Payment Default	$ 38	$ 37	$ 45